UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               --------------------

Check here if Amendment |X|; Amendment Number:
                                                  --------------
  This Amendment (Check only one.): |X|  is a restatement.
                                    | |  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name: Harber Asset Management, LLC
     ------------------------------
      666 Fifth Avenue
     ------------------------------
      37[th] Floor
     ------------------------------
      New York, NY 10103
     ------------------------------


Form 13F File Number:  28- 12251
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harold W. Berry III
      ---------------------
Title: Managing Member
      ---------------------
Phone: (212) 808-7430
      ---------------------

Signature, Place, and Date of Signing:

/s/ Harold W. Berry III             New York, NY        November 16, 2009
---------------------------  ----------------------  ------------------------
       [Signature]                 [City, State]              [Date]


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 Form 13F File Number  Name

 28-       06273       Graham Partners, L.P.


     ---------------   ------------------------




                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                        -------------

Form 13F Information Table Entry Total:     58
                                        -------------

Form 13F Information Table Value Total:   56,361
                                        -------------
                                         (thousands)



List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE

   Column 1                   Column 2    Column 3     Column 4             Column 5         Column 6      Column 7      Column 8

                              Title Of                              Shares                                         Voting Authority
Name of Issuer                  Class   CUSIP        Value(x$1000)  Helds   SH/PRN  Put/Call Investment   Other     Shared    None
                                                                                             Discretion   Managers

Cadence Design Sys Inc          NOTE    127387AD0     460           500,000    SH              Shared-       1        500,000
12/15/2011 1.375%                                                                              Defined

------------------------------------------------------------------------------------------------------------------------------------
Diodes Inc Diod  @ 2.25%        NOTE    254543AA9    1462           1,500,000  SH              Shared-       1      1,500,000
10/01/2026                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Verisign Inc Vrsn 08/15/2037    NOTE    92343EAD4     962           1,100,000  SH              Shared-       1      1,100,000
3.25%                                                                                          Defined
------------------------------------------------------------------------------------------------------------------------------------
Advanced Analogic Technologi    COM     00752J108     535           135,000    SH              Shared-       1        135,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Actel Corp                      COM     004934105    1947           160,000    SH              Shared-       1        160,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Check Point Software            COM     M22465104    2381           84,000     SH              Shared-       1         84,000
Technologies                                                                                   Defined

------------------------------------------------------------------------------------------------------------------------------------
Conexant Systems Inc            COM     207142308     205           75,000     SH              Shared-       1         75,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Cogo Group Inc                  COM     192448108    1346          220,000     SH              Shared-       1        220,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Cowen Group Inc                 COM     223621103    1424          200,000     SH              Shared-       1        200,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc               COM     17275R102    2648          112,500     SH              Shared-       1        112,500
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Daktronics Inc                  COM     234264109     196           22,900     SH              Shared-       1         22,900
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Domino's Pizza Inc              COM     25754A201     486           55,000     SH              Shared-       1         55,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
8x8 Inc                         COM     282914100     308          350,000     SH              Shared-       1        350,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Electronic Arts Inc             COM     285512109    1571           82,500     SH              Shared-       1         82,500
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Corning Inc                     COM     219350105     765           50,000     SH              Shared-       1         50,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
GameStop Corp                   COM     36467W109     793           8,500      SH              Shared-       1          8,500
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co              COM     428236103    1298           27,500     SH              Shared-       1         27,500
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
International Flavors &         COM     459506101    1232           32,500     SH              Shared-       1         32,500
Fragrances Inc                                                                                 Defined

------------------------------------------------------------------------------------------------------------------------------------
Intuit Inc                      COM     461202103     783           27,500     SH              Shared-       1         27,500
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Intersil Corp                   COM     46069S109    1148           75,000     SH              Shared-       1         75,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc            COM     866810104     909           100,000    SH              Shared-       1        100,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Multi-Color Corp                COM     625383104     587            38,099    SH              Shared-       1         38,099
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp            COM     539830109    1366           17,500     SH              Shared-       1         17,500
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos Inc                  COM     548661107    1151           55,000     SH              Shared-       1         55,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Lender Processing Services      COM     52602E102     572           15,000     SH              Shared-       1         15,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp                 COM     580135101    1426           25,000     SH              Shared-       1         25,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Micrel Inc                      COM     594793101    1752           195,000    SH              Shared-       1        195,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
MKS Instruments Inc             COM     55306N104     192           10,000     SH              Shared-       1         10,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                  COM     594918104    1286           50,000     SH              Shared-       1         50,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Netscout Systems Inc            COM     64115T104     270           20,000     SH              Shared-       1         20,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp           COM     682189105     330           40,000     SH              Shared-       1         40,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Opentable Inc                   COM     68372A104     413           15,000     SH              Shared-       1         15,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Opnet Technologies Inc          COM     683757108    1202           110,000    SH              Shared-       1        110,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Pc-Tel Inc                      COM     69325Q105     312           50,000     SH              Shared-       1         50,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                      COM     717081103    1075           65,000     SH              Shared-       1         65,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
PERCEPTRON INC                  COM     71361F100      84           19,425     SH              Shared-       1         19,425
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Technologies Ltd        COM     719153108     639           175,100    SH              Shared-       1        175,100
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Sport Supply Group Inc          COM     84916A104     516           50,700     SH              Shared-       1         50,700
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd          COM     760975102     507           7,500      SH              Shared-       1          7,500
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Silicon Image Inc               COM     82705T102     303           125,000    SH              Shared-       1        125,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Selecti Ca Inc                  COM     816288104     183           555,188    SH              Shared-       1        555,188
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
S1 Corp                         COM     78463B101    1359           220,000    SH              Shared-       1        220,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Star Buffet Inc                 COM     855086104     264           74,853     SH              Shared-       1         74,853
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Symantec Corp                   COM     871503108    1976           120,000    SH              Shared-       1        120,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Synaptics Inc                   COM     87157D109     504           20,000     SH              Shared-       1         20,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor            ADR     874039100     800           73,050     SH              Shared-       1         73,050
Manufacturing Co Lt                                                                            Defined
------------------------------------------------------------------------------------------------------------------------------------
Plato Learning Inc              COM     72764Y100     484           112,250    SH              Shared-       1        112,250
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
VeriSign Inc                    COM     92343E102    3103           131,000    SH              Shared-       1        131,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Virtus Investment Partners      COM     92828Q109     390            25,000    SH              Shared-       1         25,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc      COM     92343V104    1513           50,000     SH              Shared-       1         50,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Williams Controls Inc           COM     969465608     102           11,399     SH              Shared-       1         11,399
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc             COM     931142103    1718           35,000     SH              Shared-       1         35,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Wet Seal Inc -Cl A              COM     961840105     567           150,000    SH              Shared-       1        150,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
CGI GROUP INC - CL A            COM     39945C109    3135           250,000    SH              Shared-       1        250,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Mellanox Technologies Ltd       COM     IL0011017329 1270           77,500     SH              Shared-       1         77,500
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Radvision Ltd                   COM     M81869105    1063           120,000    SH              Shared-       1        120,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Verigy Ltd                      COM     SG9999002885  464           40,000     SH              Shared-       1         40,000
                                                                                               Defined
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc               COM     06740C527     624           12,500     SH              Shared-       1         12,500
                                                                                               Defined



                                                                  3
